Commitments and Contingencies (Schedule of Supplemental Balance Sheet Information Related to Finance leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
ROU assets – opening balance	$ 4,881	$ 0
ROU assets - additions	0	4,881
ROU assets - disposals	0	0
Finance Lease, Right-of-Use Asset, before Accumulated Amortization	4,881	4,881
Less accumulated depreciation	(98)	(16)
Finance Lease, Right-of-Use Asset, after Accumulated Amortization	4,783	4,865
Other current liabilities	341	284
Other long-term liabilities	4,983	4,453
Total lease liabilities	$ 5,324	$ 4,737